INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2016
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	June 30,	December 31,
	2016	2015
	Unaudited

Raw materials	$1,974	$2,284
Work in process	212	24
Finished goods	2,230	2,389

	$4,416	$4,697